Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 204,213	$ 889,793	$ 205,744
Accounts receivable, less allowance	2,104,555	1,230,987	1,114,275
Inventories:
Finished goods	1,415,339	898,627	840,603
Work in process and raw materials	386,036	169,699	177,927
Total inventory	1,801,375	1,068,326	1,018,530
Deferred income taxes	0	57,162	87,883
Other current assets	355,697	381,030	230,748
Total current assets	4,465,840	3,627,298	2,657,180
Goodwill	6,814,345	1,126,892	1,143,333
Intangible assets	6,002,361	255,010	255,371
Deferred pension assets	296,743	225,529	244,882
Other assets	502,023	421,904	436,309
Property, plant and equipment:
Land	254,676	115,555	119,530
Buildings	962,094	714,815	696,202
Machinery and equipment	2,572,963	2,153,437	2,026,617
Construction in progress	177,056	117,126	81,082
Total gross property, plant and equipment	3,966,789	3,100,933	2,923,431
Less allowances for depreciation	2,089,674	2,005,045	1,881,569
Total net property, plant and equipment	1,877,115	1,095,888	1,041,862
Total Assets	19,958,427	6,752,521	5,778,937
Current liabilities:
Short-term borrowings	633,731	40,739	39,462
Accounts payable	1,791,552	1,034,608	1,157,561
Compensation and taxes withheld	508,166	398,045	338,256
Accrued taxes	79,901	76,765	81,146
Current portion of long-term debt	1,179	700,475	3,154
Other accruals	972,651	578,547	522,280
Total current liabilities	3,987,180	2,829,179	2,141,859
Long-term debt	9,885,745	1,211,326	1,907,278
Postretirement benefits other than pensions	274,675	250,397	248,523
Deferred income taxes	1,434,196	73,833	138,709
Other long-term liabilities	684,443	509,345	474,658
Shareholders’ equity:
Common stock	117,561	116,563	115,761
Other capital	2,723,183	2,488,564	2,330,426
Retained earnings	5,502,730	4,049,497	3,228,876
Treasury stock, at cost	(4,266,416)	(4,235,832)	(4,220,058)
Cumulative other comprehensive loss	(384,870)	(540,351)	(587,095)
Total shareholders’ equity	3,692,188	1,878,441	867,910
Total Liabilities and Shareholders’ Equity	$ 19,958,427	$ 6,752,521	$ 5,778,937